INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION (Details) - CAD ($) $ in Millions	Nov. 06, 2017	May 03, 2017	Nov. 01, 2016	Mar. 01, 2016	Feb. 12, 2016	Feb. 05, 2015
9101-0835 Quebec Inc
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Number of preferred shares redeemed	3,600,000
9101-0835 Quebec Inc | Series B and D Preferred shares
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Payments for redemption of preferred stock in cash			$ 2,290.0
Settlement of cumulative unpaid dividends in cash			$ 92.7
9101-0835 Quebec Inc | Series B Preferred shares
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Number of preferred shares redeemed			1,660,000		430,000
Payments for redemption of preferred stock in cash					$ 430.0
Settlement of cumulative unpaid dividends in cash					6.9
Investment in redeemable preferred shares						$ 1,010.0
Redeemable preferred shares acquired (in shares)						1,010,000
Preferred stock annual dividend rate (in percentage)						10.85%
9101-0835 Quebec Inc | Series D Preferred shares
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Number of preferred shares redeemed			625,000
Investment in redeemable preferred shares				$ 625.0
Redeemable preferred shares acquired (in shares)				625,000
Preferred stock annual dividend rate (in percentage)				11.60%
9346-9963 Quebec Inc | Series C preference shares
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Payments for redemption of preferred stock in cash	$ 3,600.0
Settlement of cumulative unpaid dividends in cash	145.3
Repayment of subordinated loan	$ 3,600.0
Investment in redeemable preferred shares		$ 3,600.0
Redeemable preferred shares acquired (in shares)		3,600,000
Preferred stock annual dividend rate (in percentage)		10.60%
Quebecor Media Inc.
INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION
Repayment of subordinated loan			$ 2,290.0		$ 430.0
Subordinated loan granted during the period		$ 3,600.0		$ 625.0		$ 1,010.0
Interest rate on subordinated loan (in percentage)		10.50%		11.50%		10.75%
Repayment term intervals of subordinated loan (in months)		6 months		6 months		6 months